Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.6%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.476%, (3 mo. SOFR + 6.11%), 5/15/30(1)(2)	$2,000	$ 1,714,990
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.42%, (3 mo. SOFR + 7.11%), 4/17/33(1)(2)	1,300	1,179,203
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 12.59%, (3 mo. SOFR + 7.28%), 1/15/33(1)(2)	750	733,246
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	1,000	991,386
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.256%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	965,907
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	1,500	1,456,039
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	400	379,597
Series 2022-1A, Class E, 11.71%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,137,379
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.073%, (3 mo. SOFR + 6.76%), 1/14/32(1)(2)	1,200	993,845
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	500	436,664
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.088%, (3 mo. SOFR + 6.76%), 10/20/32(1)(2)	1,000	946,859
Clover CLO, Ltd., Series 2019-1A, Class ER, 12.01%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	961,562
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.215%, (3 mo. SOFR + 6.91%), 10/15/30(1)(2)	1,000	895,623
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.838%, (3 mo. SOFR + 5.51%), 4/20/31(1)(2)	1,000	897,006
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	250	223,673
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.338%, (3 mo. SOFR + 6.01%), 1/20/31(1)(2)	1,200	1,102,174
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	929,525
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	981,041
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.851%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	950,581
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	$900	$ 829,084
Series 2014-1A, Class DR2, 11.27%, (3 mo. SOFR + 5.96%), 1/17/31(1)(2)	1,500	1,419,766
Series 2015-1A, Class DR4, 12.141%, (3 mo. SOFR + 6.76%), 5/21/34(1)(2)	500	459,621
Series 2019-1A, Class DR, 12.131%, (3 mo. SOFR + 6.76%), 11/14/34(1)(2)	1,000	977,459
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.307%, (3 mo. SOFR + 6.96%), 7/24/32(1)(2)	1,000	965,317
RAD CLO 7, Ltd., Series 2020-7A, Class E, 12.07%, (3 mo. SOFR + 6.76%), 4/17/33(1)(2)	1,275	1,246,932
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.563%, (3 mo. SOFR + 6.21%), 10/25/31(1)(2)	700	632,484
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.57%, (3 mo. SOFR + 7.26%), 1/15/33(1)(2)	750	750,271
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.778%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	850	655,681
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.358%, (3 mo. SOFR + 7.03%), 7/20/32(1)(2)	1,000	883,544
Voya CLO, Ltd., Series 2013-1A, Class DR, 12.05%, (3 mo. SOFR + 6.74%), 10/15/30(1)(2)	2,000	1,513,882
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.81%, (3 mo. SOFR + 7.50%), 4/15/33(1)(2)	1,300	1,116,081
Total Asset-Backed Securities (identified cost $31,870,388)		$ 29,326,422

Closed-End Funds — 1.9%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,395,602
Invesco Senior Income Trust	402,161	1,568,428
Nuveen Credit Strategies Income Fund	406,731	2,070,261
Nuveen Floating Rate Income Fund	278,390	2,252,175
Total Closed-End Funds (identified cost $9,825,282)		$ 7,286,466

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Worldwide Services, LLC(3)(4)(5)	58	$ 246,188
		$ 246,188
Commercial Services & Supplies — 0.2%
Monitronics International, Inc.(4)(5)	20,728	$ 435,288

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC(4)(5)	17,026	$ 170,260
Phoenix Services International, LLC(4)(5)	1,554	15,540
		$ 621,088
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	56,469	$ 73,974
		$ 73,974
Entertainment — 0.1%
New Cineworld, Ltd.(4)(5)	15,478	$ 326,973
		$ 326,973
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	81,273	$ 1,267,859
Serta SSB Equipment Co.(4)(5)	81,273	0
		$ 1,267,859
Investment Companies — 0.0%(6)
Aegletes B.V.(4)(5)	15,179	$ 36,619
Jubilee Topco, Ltd., Class A(3)(4)(5)	506,431	0
		$ 36,619
Pharmaceuticals — 0.0%(6)
Covis Midco 1 S.a.r.l., Class A(4)(5)	501	$ 255
Covis Midco 1 S.a.r.l., Class B(4)(5)	501	255
Covis Midco 1 S.a.r.l., Class C(4)(5)	501	255
Covis Midco 1 S.a.r.l., Class D(4)(5)	501	256
Covis Midco 1 S.a.r.l., Class E(4)(5)	501	256
		$ 1,277
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	613	$ 36,455
		$ 36,455
Telecommunications — 0.0%
Global Eagle Entertainment(3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $4,253,732)		$ 2,610,433

Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$700	$ 630,484
		$ 630,484
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,011,942
		$ 1,011,942
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$625	$ 600,737
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	576,253
		$ 1,176,990
Business Equipment and Services — 0.6%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 974,105
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	600	595,197
5.75%, 4/15/26(1)	750	736,699
		$ 2,306,001
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 526,480
		$ 526,480
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 984,566
		$ 984,566
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 589,631
		$ 589,631
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 593,719
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	963,808
		$ 1,557,527

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 513,376
		$ 513,376
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 538,438
		$ 538,438
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,016,232
		$ 1,016,232
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.625%, 6/17/31	$1,000	$ 811,141
		$ 811,141
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 541,213
		$ 541,213
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$977	$ 837,041
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	432,755
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,001,539
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	544,287
		$ 2,815,622
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 537,438
		$ 537,438
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 591,434
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	538,991
		$ 1,130,425
Leisure Goods/Activities/Movies — 0.3%
NCL Corp., Ltd., 5.875%, 2/15/27(1)	$550	$ 533,472
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	625	584,978
		$ 1,118,450
Security	Principal Amount (000's omitted)	Value
Media — 0.3%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 6,250
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	181,369
8.375%, 5/1/27	376	260,977
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	541,772
		$ 990,368
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 453,136
		$ 453,136
Oil and Gas — 0.4%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$1,000	$ 995,900
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	625	605,753
		$ 1,601,653
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 552,943
		$ 552,943
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 561,889
		$ 561,889
Retail — 0.0%(6)
Kohl's Corp., 4.625%, 5/1/31	$216	$ 159,224
		$ 159,224
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 505,414
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	477,956
		$ 983,370
Technology — 0.1%
Athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 543,376
		$ 543,376
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 949,667
		$ 949,667

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 781,530
		$ 781,530
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$600	$ 549,681
		$ 549,681
Total Corporate Bonds (identified cost $27,265,758)		$ 25,932,793

Senior Floating-Rate Loans — 135.0%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.1%
Aernnova Aerospace S.A.U.:
Term Loan, 6.587%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	107	$ 112,550
Term Loan, 6.783%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	438,944
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	479,927
Dynasty Acquisition Co., Inc.:
Term Loan, 9.315%, (SOFR + 4.00%), 8/24/28		1,860	1,857,439
Term Loan, 9.315%, (SOFR + 4.00%), 8/24/28		797	796,045
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.038%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		408	311,462
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25		4,225	3,989,453
			$ 7,985,820
Airlines — 1.0%
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28		2,898	$ 3,013,220
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27		640	668,000
			$ 3,681,220
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 9.081%, (SOFR + 3.75%), 3/8/30		374	$ 374,647
			$ 374,647
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 2.7%
Adient US, LLC, Term Loan, 8.696%, (SOFR + 3.25%), 4/10/28		1,626	$ 1,629,885
Clarios Global, L.P.:
Term Loan, 6.881%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	947	1,027,379
Term Loan, 9.081%, (SOFR + 3.75%), 5/6/30		2,125	2,125,332
DexKo Global, Inc.:
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	74	78,553
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	253,875
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	488,195
Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28		691	671,870
Garrett LX I S.a.r.l., Term Loan, 8.881%, (SOFR + 3.25%), 4/30/28		761	746,209
Garrett Motion, Inc., Term Loan, 10.131%, (SOFR + 4.50%), 4/30/28		679	677,723
LSF12 Badger Bidco, LLC, Term Loan, 8/30/30(8)		300	294,375
LTI Holdings, Inc., Term Loan, 10.196%, (SOFR + 4.75%), 7/24/26		590	574,628
Truck Hero, Inc., Term Loan, 9.196%, (SOFR + 3.75%), 1/31/28		1,819	1,768,270
			$ 10,336,294
Automobiles — 0.6%
MajorDrive Holdings IV, LLC:
Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28		662	$ 655,815
Term Loan, 10.927%, (SOFR + 5.50%), 6/1/29		1,481	1,472,610
			$ 2,128,425
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/24/27		1,073	$ 1,020,719
City Brewing Company, LLC, Term Loan, 9.07%, (SOFR + 3.50%), 4/5/28		761	505,863
Triton Water Holdings, Inc., Term Loan, 8.754%, (SOFR + 3.25%), 3/31/28		2,450	2,410,765
			$ 3,937,347
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.928%, (SOFR + 2.50%), 3/12/26		384	$ 377,046
Alltech, Inc., Term Loan, 9.446%, (SOFR + 4.00%), 10/13/28		419	412,345
			$ 789,391

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 8.661%, (SOFR + 3.25%), 4/12/28		2,402	$ 2,350,821
Janus International Group, LLC, Term Loan, 8.668%, (SOFR + 3.25%), 7/25/30		250	250,281
LHS Borrower, LLC, Term Loan, 10.181%, (SOFR + 4.75%), 2/16/29		1,025	909,199
MI Windows and Doors, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 12/18/27		2,028	2,033,435
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29		819	817,448
Standard Industries, Inc., Term Loan, 7.929%, (SOFR + 2.50%), 9/22/28		938	940,454
			$ 7,301,638
Capital Markets — 5.7%
Advisor Group, Inc., Term Loan, 9.872%, (SOFR + 4.50%), 8/17/28		2,362	$ 2,363,838
AllSpring Buyer, LLC, Term Loan, 8.754%, (SOFR + 3.25%), 11/1/28		1,336	1,336,539
Aretec Group, Inc.:
Term Loan, 9.681%, (SOFR + 4.25%), 10/1/25		3,444	3,455,121
Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		725	725,226
Citadel Securities, L.P., Term Loan, 7.946%, (SOFR + 2.50%), 7/29/30		750	747,734
Edelman Financial Center, LLC, Term Loan, 8.946%, (SOFR + 3.50%), 4/7/28		2,501	2,476,912
EIG Management Company, LLC, Term Loan, 9.181%, (SOFR + 3.75%), 2/22/25		261	260,237
FinCo I, LLC, Term Loan, 8.369%, (SOFR + 3.00%), 6/27/29		1,250	1,251,822
Focus Financial Partners, LLC:
Term Loan, 7.831%, (SOFR + 2.50%), 6/30/28		1,471	1,469,082
Term Loan, 8.581%, (SOFR + 3.25%), 6/30/28		1,073	1,071,556
Term Loan, 6/30/28(8)		1,250	1,251,563
HighTower Holdings, LLC, Term Loan, 9.351%, (SOFR + 4.00%), 4/21/28		1,990	1,972,462
Hudson River Trading, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 3/20/28		1,728	1,711,112
Mariner Wealth Advisors, LLC, Term Loan, 8.759%, (SOFR + 3.25%), 8/18/28		1,672	1,640,625
			$ 21,733,829
Chemicals — 7.2%
Aruba Investments, Inc.:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	513	$ 527,260
Term Loan, 9.431%, (SOFR + 4.00%), 11/24/27		1,528	1,491,339
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 12/20/29(8)		2,000	$ 2,005,624
Charter NEX US, Inc., Term Loan, 9.196%, (SOFR + 3.75%), 12/1/27		1,238	1,231,441
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27		717	582,442
Flint Group GmbH:
Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23(9)		108	72,211
Term Loan, 9.857%, (3 mo. USD LIBOR + 4.25%), 9/21/23(9)		651	436,819
Gemini HDPE, LLC, Term Loan, 8.631%, (SOFR + 3.00%), 12/31/27		738	738,720
Groupe Solmax, Inc., Term Loan, 10.227%, (SOFR + 4.75%), 5/29/28(9)		1,519	1,413,619
INEOS Enterprises Holdings II Limited, Term Loan, 7.033%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	215,650
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.273%, (SOFR + 3.75%), 6/23/30		475	473,812
INEOS Finance PLC, Term Loan, 6.381%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	657,112
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	294,283
Term Loan, 9.181%, (SOFR + 3.75%), 3/14/30		850	843,625
INEOS Styrolution US Holding, LLC, Term Loan, 8.196%, (SOFR + 2.75%), 1/29/26		1,960	1,951,731
INEOS US Finance, LLC:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	4,073
Term Loan, 7.931%, (SOFR + 2.50%), 11/8/28		518	514,063
Term Loan, 8.931%, (SOFR + 3.50%), 2/18/30		750	746,531
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29		1,141	1,120,537
Kraton Polymers Holdings B.V., Term Loan, 6.813%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	314,462
Lonza Group AG, Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28		2,475	2,178,042
Momentive Performance Materials, Inc., Term Loan, 9.831%, (SOFR + 4.50%), 3/29/28		1,923	1,910,919
Olympus Water US Holding Corporation:
Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28		346	343,753
Term Loan, 10.268%, (SOFR + 5.00%), 11/9/28		2,000	1,993,000
Orion Engineered Carbons GmbH, Term Loan, 7.688%, (3 mo. USD LIBOR + 2.15%), 9/24/28		319	317,317
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		1,464	1,350,146
SCUR-Alpha 1503 GmbH, Term Loan, 10.869%, (SOFR + 5.50%), 3/28/30		499	468,825

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Starfruit Finco B.V., Term Loan, 9.347%, (SOFR + 4.00%), 4/3/28	625	$ 624,609
Tronox Finance, LLC, Term Loan, 8.883%, (SOFR + 3.50%), 8/16/28	500	496,250
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,438	2,439,906
		$ 27,758,121
Commercial Services & Supplies — 5.2%
Allied Universal Holdco, LLC, Term Loan, 9.181%, (SOFR + 3.75%), 5/12/28	3,993	$ 3,880,371
Belfor Holdings, Inc.:
Term Loan, 9.446%, (SOFR + 4.00%), 4/6/26	552	553,380
Term Loan, 9.581%, (SOFR + 4.25%), 4/6/26	299	300,367
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,684	1,680,123
Garda World Security Corporation, Term Loan, 9.668%, (SOFR + 4.25%), 10/30/26	2,426	2,426,873
GFL Environmental, Inc., Term Loan, 8.469%, (SOFR + 3.00%), 5/31/27	28	27,885
LABL, Inc., Term Loan, 10.431%, (SOFR + 5.00%), 10/29/28	616	614,681
Monitronics International, Inc., Term Loan, 13.004%, (SOFR + 7.50%), 6/30/28	1,145	1,160,517
PECF USS Intermediate Holding III Corporation, Term Loan, 9.88%, (SOFR + 4.25%), 12/15/28(9)	1,140	913,406
Phoenix Services International, LLC, Term Loan, 11.42%, (SOFR + 6.10%), 6/30/28	205	194,238
Prime Security Services Borrower, LLC, Term Loan, 8.182%, (SOFR + 2.75%), 9/23/26	2,105	2,108,034
SITEL Worldwide Corporation, Term Loan, 9.196%, (SOFR + 3.75%), 8/28/28	2,293	2,271,696
Tempo Acquisition, LLC, Term Loan, 8.331%, (SOFR + 3.00%), 8/31/28	1,620	1,624,461
TMF Group Holding B.V., Term Loan, 10.37%, (SOFR + 5.00%), 5/3/28	375	377,109
TruGreen Limited Partnership, Term Loan, 9.431%, (SOFR + 4.00%), 11/2/27	2,104	2,007,886
		$ 20,141,027
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.446%, (SOFR + 5.00%), 11/1/28	299	$ 299,981
		$ 299,981
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials — 0.6%
Quikrete Holdings, Inc., Term Loan, 8.196%, (SOFR + 2.75%), 3/19/29		2,469	$ 2,471,836
			$ 2,471,836
Consumer Staples Distribution & Retail — 0.3%
Cardenas Markets, Inc., Term Loan, 12.092%, (SOFR + 6.75%), 8/1/29		424	$ 423,601
Peer Holding III B.V., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	550	598,220
			$ 1,021,821
Containers & Packaging — 1.7%
Berlin Packaging, LLC, Term Loan, 9.188%, (SOFR + 3.75%), 3/11/28(9)		1,780	$ 1,766,744
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.606%, (SOFR + 4.18%), 4/13/29		2,505	2,490,227
Pretium PKG Holdings, Inc.:
Term Loan, 9.526%, (SOFR + 4.00%), 10/2/28(9)		517	322,095
Term Loan - Second Lien, 12.272%, (SOFR + 6.75%), 10/1/29(9)		300	104,250
Trident TPI Holdings, Inc.:
Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 9/15/28		746	744,022
Term Loan, 9.742%, (SOFR + 4.50%), 9/15/28		1,260	1,260,725
			$ 6,688,063
Distributors — 0.9%
Autokiniton US Holdings, Inc., Term Loan, 9.946%, (SOFR + 4.50%), 4/6/28		3,262	$ 3,249,951
Phillips Feed Service, Inc., Term Loan, 12.42%, (SOFR + 7.00%), 11/13/24(3)		112	89,375
			$ 3,339,326
Diversified Consumer Services — 0.9%
Ascend Learning, LLC, Term Loan, 8.925%, (SOFR + 3.50%), 12/11/28(9)		566	$ 546,350
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30		2,100	2,105,250
Sotheby's, Term Loan, 10.07%, (SOFR + 4.50%), 1/15/27		830	810,381
			$ 3,461,981
Diversified Financial Services — 0.7%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 621,163

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Sandy BidCo B.V., Term Loan, 7.588%, (3 mo. EURIBOR + 4.00%), 8/17/29	EUR	950	$ 1,022,407
Zephyr Bidco Limited, Term Loan, 9.966%, (SONIA + 4.75%), 7/23/25	GBP	775	969,252
			$ 2,612,822
Diversified Telecommunication Services — 2.0%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28		1,237	$ 1,087,224
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25		408	399,878
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26		900	540,156
UPC Broadband Holding B.V., Term Loan, 7.675%, (SOFR + 2.25%), 4/30/28		275	266,449
UPC Financing Partnership, Term Loan, 8.35%, (SOFR + 2.93%), 1/31/29		60	58,368
Virgin Media Bristol, LLC, Term Loan, 8.675%, (SOFR + 3.25%), 1/31/29		4,250	4,212,281
Zayo Group Holdings, Inc., Term Loan, 6.881%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,418	1,158,012
			$ 7,722,368
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 9.081%, (SOFR + 3.75%), 5/13/29		1,314	$ 1,318,372
			$ 1,318,372
Electronic Equipment, Instruments & Components — 2.5%
Chamberlain Group, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 11/3/28		1,330	$ 1,318,253
Creation Technologies, Inc., Term Loan, 11.012%, (SOFR + 5.50%), 10/5/28		1,336	1,268,826
Ingram Micro, Inc., Term Loan, 6/30/28(8)		2,750	2,751,964
Mirion Technologies, Inc., Term Loan, 8.254%, (SOFR + 2.75%), 10/20/28		523	523,610
Robertshaw US Holding Corp.:
Term Loan, 13.342%, (SOFR + 8.00%), 8.342% cash, 5.00% PIK, 2/28/27		238	240,552
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27		1,019	891,360
Verifone Systems, Inc., Term Loan, 9.653%, (SOFR + 4.00%), 8/20/25		1,216	1,127,485
Verisure Holding AB:
Term Loan, 6.554%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	915,866
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verisure Holding AB: (continued)
Term Loan, 6.698%, (3 mo. EURIBOR + 3.00%), 7/20/26	EUR	325	$ 351,929
			$ 9,389,845
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 17.059%, (USD Prime + 12.00%), 2/1/26(3)(10)		56	$ 50,750
			$ 50,750
Engineering & Construction — 0.9%
Aegion Corporation, Term Loan, 10.196%, (SOFR + 4.75%), 5/17/28		1,287	$ 1,279,339
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27		609	610,137
Northstar Group Services, Inc., Term Loan, 10.946%, (SOFR + 5.50%), 11/12/26		1,503	1,505,806
			$ 3,395,282
Entertainment — 1.4%
City Football Group Limited, Term Loan, 8.429%, (SOFR + 3.00%), 7/21/28		985	$ 980,691
Crown Finance US, Inc., Term Loan, 14.381%, (SOFR + 8.50%), 7/31/28		331	334,417
EP Purchaser, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 11/6/28		346	336,696
Renaissance Holding Corp.:
Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30		1,925	1,930,328
Term Loan - Second Lien, 12.431%, (SOFR + 7.00%), 5/29/26		200	199,417
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26		1,153	1,154,963
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	78,988
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 12/31/27	EUR	513	284,995
			$ 5,300,495
Food Products — 1.6%
8th Avenue Food & Provisions, Inc., Term Loan, 10.196%, (SOFR + 4.75%), 10/1/25		491	$ 472,623
Badger Buyer Corp., Term Loan, 8.946%, (SOFR + 3.50%), 9/30/24		353	281,866
CHG PPC Parent, LLC, Term Loan, 8.446%, (SOFR + 3.00%), 12/8/28		395	392,765
Del Monte Foods, Inc., Term Loan, 9.67%, (SOFR + 4.25%), 5/16/29		896	878,165

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Nomad Foods Europe Midco Limited, Term Loan, 11/12/29(8)		2,000	$ 2,005,000
Shearer's Foods, Inc., Term Loan, 8.946%, (SOFR + 3.50%), 9/23/27		438	437,981
Sovos Brands Intermediate, Inc., Term Loan, 9.131%, (SOFR + 3.50%), 6/8/28		935	937,930
United Petfood Group B.V., Term Loan, 6.466%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	775	826,191
			$ 6,232,521
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 8.931%, (SOFR + 3.50%), 6/5/28		2,920	$ 2,929,740
			$ 2,929,740
Health Care Equipment & Supplies — 2.4%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27		496	$ 478,760
Bayou Intermediate II, LLC, Term Loan, 9.966%, (SOFR + 4.50%), 8/2/28		1,762	1,709,019
Gloves Buyer, Inc.:
Term Loan, 9.446%, (SOFR + 4.00%), 12/29/27		1,667	1,606,714
Term Loan, 10.446%, (SOFR + 5.00%), 12/29/27		600	578,250
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		2,599	2,413,980
Medline Borrower, L.P., Term Loan, 8.696%, (SOFR + 3.25%), 10/23/28		2,469	2,469,829
			$ 9,256,552
Health Care Providers & Services — 8.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28		1,633	$ 1,634,753
Biogroup-LCD, Term Loan, 6.754%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	250	264,311
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.242%, (SOFR + 8.00%), 1/15/26		2,477	1,882,229
Cano Health, LLC, Term Loan, 9.431%, (SOFR + 4.00%), 11/23/27		2,493	1,635,353
CCRR Parent, Inc., Term Loan, 9.196%, (SOFR + 3.75%), 3/6/28		2,682	2,591,269
Cerba Healthcare S.A.S.:
Term Loan, 7.31%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	482,265
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	525	566,886
CHG Healthcare Services, Inc.:
Term Loan, 8.696%, (SOFR + 3.25%), 9/29/28		1,680	1,670,130
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc.: (continued)
Term Loan, 9/29/28(8)		400	$ 400,500
CNT Holdings I Corp., Term Loan, 8.80%, (SOFR + 3.50%), 11/8/27		1,568	1,567,563
Covis Finco S.a.r.l., Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27		621	447,301
Electron BidCo, Inc., Term Loan, 8.446%, (SOFR + 3.00%), 11/1/28		691	690,170
Ensemble RCM, LLC, Term Loan, 9.219%, (SOFR + 3.75%), 8/3/26		374	374,808
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(11)		347	398,972
Term Loan - Second Lien, 0.00%, 3/31/27(11)		2,449	627,506
IVC Acquisition, Ltd., Term Loan, 7.687%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,350	1,462,683
LSCS Holdings, Inc., Term Loan, 9.946%, (SOFR + 4.61%), 12/16/28		640	631,714
Medical Solutions Holdings, Inc., Term Loan, 8.773%, (SOFR + 3.25%), 11/1/28		2,504	2,408,337
National Mentor Holdings, Inc.:
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28		52	45,092
Term Loan, 9.163%, (SOFR + 3.75%), 3/2/28(9)		1,749	1,527,498
Option Care Health, Inc., Term Loan, 8.196%, (SOFR + 2.75%), 10/27/28		369	370,576
Pacific Dental Services, LLC, Term Loan, 8.943%, (SOFR + 3.50%), 5/5/28		588	588,221
PetVet Care Centers, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 2/14/25		342	340,404
Phoenix Guarantor, Inc.:
Term Loan, 8.696%, (SOFR + 3.25%), 3/5/26		2,939	2,925,334
Term Loan, 8.946%, (SOFR + 3.50%), 3/5/26		1,519	1,511,815
Radiology Partners, Inc., Term Loan, 9.866%, (SOFR + 4.25%), 7/9/25		1,305	1,000,254
Sound Inpatient Physicians, Term Loan, 8.631%, (SOFR + 3.00%), 6/27/25		475	263,625
Surgery Center Holdings, Inc., Term Loan, 9.179%, (SOFR + 3.75%), 8/31/26		2,248	2,254,531
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	353,119
TTF Holdings, LLC, Term Loan, 3/31/28(8)		2,000	2,005,000
U.S. Anesthesia Partners, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 10/1/28		958	897,617
			$ 33,819,836
Health Care Technology — 3.1%
Athenahealth Group, Inc., Term Loan, 2/15/29(8)		1,781	$ 1,756,764

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
Certara, L.P., Term Loan, 9.184%, (SOFR + 3.50%), 8/15/26	943	$ 945,200
eResearchTechnology, Inc., Term Loan, 9.946%, (SOFR + 4.50%), 2/4/27	342	334,797
Imprivata, Inc.:
Term Loan, 9.196%, (SOFR + 3.75%), 12/1/27	982	974,430
Term Loan, 9.581%, (SOFR + 4.25%), 12/1/27	198	197,536
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.446%, (SOFR + 4.00%), 12/18/28	963	824,007
Term Loan - Second Lien, 12.581%, (SOFR + 6.75%), 12/17/29	625	397,136
Navicure, Inc., Term Loan, 9.446%, (SOFR + 4.00%), 10/22/26	1,548	1,548,967
PointClickCare Technologies, Inc., Term Loan, 8.765%, (SOFR + 3.00%), 12/29/27	660	661,050
Project Ruby Ultimate Parent Corp., Term Loan, 8.696%, (SOFR + 3.25%), 3/10/28	1,222	1,202,401
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27	1,778	1,597,679
Verscend Holding Corp., Term Loan, 9.446%, (SOFR + 4.00%), 8/27/25	1,562	1,564,061
		$ 12,004,028
Hotels, Restaurants & Leisure — 4.5%
Carnival Corporation, Term Loan, 8.696%, (SOFR + 3.25%), 10/18/28	3,602	$ 3,597,744
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,469	1,452,044
Fertitta Entertainment, LLC, Term Loan, 1/27/29(8)	2,000	1,983,410
Great Canadian Gaming Corporation, Term Loan, 9.52%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,510	1,515,098
IRB Holding Corp., Term Loan, 8.431%, (SOFR + 3.00%), 12/15/27	2,300	2,290,549
Ontario Gaming GTA L.P., Term Loan, 9.622%, (SOFR + 4.25%), 8/1/30	400	401,062
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.79%, (3 mo. USD LIBOR + 8.25%), 6/23/26	637	551,005
Playa Resorts Holding B.V., Term Loan, 9.564%, (SOFR + 4.25%), 1/5/29	2,040	2,041,257
Scientific Games Holdings, L.P., Term Loan, 8.768%, (SOFR + 3.50%), 4/4/29	1,990	1,982,513
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.446%, (SOFR + 3.00%), 8/25/28	761	761,533
Wyndham Hotels & Resorts, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 5/24/30	800	801,555
		$ 17,377,770
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28		2,083	$ 1,791,323
Libbey Glass, Inc., Term Loan, 11.914%, (SOFR + 6.50%), 11/22/27		708	676,317
Serta Simmons Bedding, LLC, Term Loan, 12.692%, (SOFR + 7.50%), 6/29/28		1,570	1,574,108
Solis IV B.V., Term Loan, 8.891%, (SOFR + 3.50%), 2/26/29		1,987	1,930,323
			$ 5,972,071
Household Products — 0.7%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.254%, (3 mo. USD LIBOR + 3.75%), 12/22/26		1,889	$ 1,871,269
Term Loan, 11.567%, (SOFR + 6.00%), 12/22/26		834	828,950
			$ 2,700,219
Industrials Conglomerates — 0.1%
Barnes Group, Inc., Term Loan, 8/31/30(8)		525	$ 526,531
			$ 526,531
Insurance — 2.6%
Alliant Holdings Intermediate, LLC, Term Loan, 11/5/27(8)		1,100	$ 1,100,002
AmWINS Group, Inc., Term Loan, 8.196%, (SOFR + 2.75%), 2/19/28		647	647,443
AssuredPartners, Inc.:
Term Loan, 8.946%, (SOFR + 3.50%), 2/12/27		1,372	1,368,390
Term Loan, 8.946%, (SOFR + 3.50%), 2/12/27		1,372	1,368,570
Financiere CEP S.A.S., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	550	594,455
NFP Corp., Term Loan, 8.696%, (SOFR + 3.25%), 2/15/27		2,155	2,129,172
Ryan Specialty Group, LLC, Term Loan, 8.431%, (SOFR + 3.00%), 9/1/27		2,940	2,945,058
			$ 10,153,090
Interactive Media & Services — 1.6%
Adevinta ASA:
Term Loan, 6.348%, (3 mo. EURIBOR + 2.75%), 6/26/28	EUR	882	$ 962,485
Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28		239	239,764
Arches Buyer, Inc., Term Loan, 8.681%, (SOFR + 3.25%), 12/6/27		1,980	1,929,395
Buzz Finco, LLC:
Term Loan, 8.181%, (SOFR + 2.75%), 1/29/27		581	580,863

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Buzz Finco, LLC: (continued)
Term Loan, 8.681%, (SOFR + 3.25%), 1/29/27		67	$ 67,016
Foundational Education Group, Inc., Term Loan, 9.881%, (SOFR + 4.25%), 8/31/28		1,453	1,358,438
Getty Images, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 2/19/26		1,096	1,098,803
			$ 6,236,764
IT Services — 6.1%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26		1,307	$ 1,271,272
Term Loan, 9.431%, (SOFR + 4.00%), 8/19/28		1,227	1,182,373
Term Loan - Second Lien, 10.696%, (SOFR + 5.25%), 1/31/28		2,070	1,859,378
Term Loan - Second Lien, 10.696%, (SOFR + 5.25%), 1/20/29		1,425	1,257,307
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		4,027	3,856,143
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27		4,229	4,165,235
Go Daddy Operating Company, LLC, Term Loan, 11/9/29(8)		2,000	2,006,042
Indy US Bidco, LLC, Term Loan, 7.381%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	612	627,304
NAB Holdings, LLC, Term Loan, 8.392%, (SOFR + 3.00%), 11/23/28		3,207	3,205,728
Rackspace Technology Global, Inc., Term Loan, 8.177%, (SOFR + 2.75%), 2/15/28		2,947	1,344,677
Sedgwick Claims Management Services, Inc., Term Loan, 9.081%, (SOFR + 3.75%), 2/24/28		1,228	1,229,617
Skopima Merger Sub, Inc., Term Loan, 9.446%, (SOFR + 4.00%), 5/12/28		1,547	1,508,882
			$ 23,513,958
Leisure Products — 0.7%
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,813	$ 1,965,998
Fender Musical Instruments Corporation, Term Loan, 9.414%, (SOFR + 4.00%), 12/1/28		270	262,374
Recess Holdings, Inc., Term Loan, 3/17/27(8)		600	600,750
			$ 2,829,122
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 8.931%, (SOFR + 3.50%), 12/4/26		313	$ 312,008
Curia Global, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 8/30/26(9)		1,952	1,668,191
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
LGC Group Holdings, Ltd., Term Loan, 6.631%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	500	$ 528,689
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.831%, (SOFR + 3.50%), 4/21/27		364	356,625
Packaging Coordinators Midco, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/30/27		1,467	1,462,892
Sotera Health Holdings, LLC, Term Loan, 8.196%, (SOFR + 2.75%), 12/11/26		675	674,156
			$ 5,002,561
Machinery — 8.5%
AI Aqua Merger Sub, Inc., Term Loan, 9.063%, (SOFR + 3.75%), 7/31/28		2,178	$ 2,173,916
Albion Financing 3 S.a.r.l.:
Term Loan, 10.857%, (SOFR + 5.25%), 8/17/26		1,354	1,356,068
Term Loan, 10.883%, (SOFR + 5.50%), 8/17/26		274	274,655
Alliance Laundry Systems, LLC, Term Loan, 8.901%, (SOFR + 3.50%), 10/8/27(9)		2,161	2,166,558
American Trailer World Corp., Term Loan, 9.181%, (SOFR + 3.75%), 3/3/28		1,295	1,226,560
Apex Tool Group, LLC, Term Loan, 10.664%, (SOFR + 5.25%), 2/8/29		2,249	2,102,280
Clark Equipment Company, Term Loan, 7.842%, (SOFR + 2.50%), 4/20/29		995	996,952
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,162	2,053,425
Delachaux Group S.A., Term Loan, 9.869%, (SOFR + 4.50%), 4/16/26		333	329,175
EMRLD Borrower, L.P., Term Loan, 8.331%, (SOFR + 3.00%), 5/31/30		1,100	1,101,891
Engineered Machinery Holdings, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28		3,246	3,237,155
Filtration Group Corporation, Term Loan, 8.946%, (SOFR + 3.50%), 10/21/28		639	635,964
Gates Global, LLC, Term Loan, 7.931%, (SOFR + 2.50%), 3/31/27		2,597	2,596,386
Icebox Holdco III, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 12/22/28		717	712,752
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		2,450	2,436,219
Pro Mach Group, Inc., Term Loan, 9.446%, (SOFR + 4.00%), 8/31/28		1,496	1,500,598
Roper Industrial Products Investment Company, LLC, Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29		1,322	1,324,755
SPX Flow, Inc., Term Loan, 9.931%, (SOFR + 4.50%), 4/5/29		1,939	1,939,652
Titan Acquisition Limited, Term Loan, 8.731%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,964	1,954,627

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	$ 567,387
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		1,313	1,312,697
Zephyr German BidCo GmbH, Term Loan, 7.462%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	650	688,529
			$ 32,688,201
Media — 1.9%
Gray Television, Inc.:
Term Loan, 7.933%, (SOFR + 2.50%), 1/2/26		637	$ 634,096
Term Loan, 8.433%, (SOFR + 3.00%), 12/1/28		837	828,354
Hubbard Radio, LLC, Term Loan, 9.70%, (1 mo. USD LIBOR + 4.25%), 3/28/25		603	579,342
MJH Healthcare Holdings, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 1/28/29		247	246,566
Nexstar Broadcasting, Inc., Term Loan, 7.946%, (SOFR + 2.50%), 9/18/26		267	268,202
Recorded Books, Inc., Term Loan, 9.331%, (SOFR + 4.00%), 8/29/25		1,448	1,449,616
Sinclair Television Group, Inc.:
Term Loan, 7.946%, (SOFR + 2.50%), 9/30/26		650	586,208
Term Loan, 8.446%, (SOFR + 3.00%), 4/1/28		443	335,798
Univision Communications, Inc., Term Loan, 8.696%, (SOFR + 3.25%), 3/15/26		2,156	2,159,081
			$ 7,087,263
Metals/Mining — 0.7%
Arsenal AIC Parent, LLC, Term Loan, 9.879%, (SOFR + 4.50%), 8/18/30		775	$ 776,453
Dynacast International, LLC, Term Loan, 14.517%, (SOFR + 9.00%), 10/22/25		363	281,422
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29		1,194	1,120,612
WireCo WorldGroup, Inc., Term Loan, 9.678%, (SOFR + 4.25%), 11/13/28		403	402,960
			$ 2,581,447
Oil, Gas & Consumable Fuels — 2.3%
Freeport LNG Investments, LLP, Term Loan, 9.088%, (SOFR + 3.50%), 12/21/28		587	$ 582,207
Matador Bidco S.a.r.l., Term Loan, 9.931%, (SOFR + 4.50%), 10/15/26		3,586	3,609,262
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.682%, (SOFR + 3.25%), 10/5/28		931	932,580
Oxbow Carbon, LLC, Term Loan, 9.387%, (SOFR + 4.00%), 5/10/30(9)		550	549,656
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.446%, (SOFR + 8.00%), 8/27/26		783	$ 781,436
UGI Energy Services, LLC, Term Loan, 8.681%, (SOFR + 3.25%), 2/22/30		2,382	2,383,266
			$ 8,838,407
Personal Products — 0.5%
Olaplex, Inc., Term Loan, 8.931%, (SOFR + 3.50%), 2/23/29		995	$ 838,256
Sunshine Luxembourg VII S.a.r.l., Term Loan, 9.092%, (SOFR + 3.75%), 10/1/26		1,222	1,224,013
			$ 2,062,269
Pharmaceuticals — 1.9%
Bausch Health Companies, Inc., Term Loan, 10.664%, (SOFR + 5.25%), 2/1/27		1,629	$ 1,329,914
Jazz Financing Lux S.a.r.l., Term Loan, 8.946%, (SOFR + 3.50%), 5/5/28		2,208	2,210,365
Mallinckrodt International Finance S.A.:
Term Loan, 12.679%, (SOFR + 7.25%), 9/30/27		2,061	1,534,774
Term Loan, 12.929%, (SOFR + 7.50%), 9/30/27		2,958	2,203,441
PharmaZell GmbH, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/12/27	EUR	125	132,070
			$ 7,410,564
Professional Services — 4.8%
AlixPartners, LLP:
Term Loan, 6.598%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	513	$ 554,110
Term Loan, 8.196%, (SOFR + 2.75%), 2/4/28		550	550,076
APFS Staffing Holdings, Inc., Term Loan, 9.331%, (SOFR + 4.00%), 12/29/28		247	240,240
Apleona Holding GmbH, Term Loan, 6.764%, (3 mo. EURIBOR + 2.95%), 4/28/28	EUR	825	885,270
ASGN Incorporated, Term Loan, 8/30/30(8)		375	376,797
Camelot U.S. Acquisition, LLC, Term Loan, 8.446%, (SOFR + 3.00%), 10/30/26		2,253	2,254,938
CoreLogic, Inc., Term Loan, 8.946%, (SOFR + 3.50%), 6/2/28		3,083	2,885,437
Corporation Service Company, Term Loan, 8.681%, (SOFR + 3.25%), 11/2/29		334	334,919
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27		2,282	2,207,743
EAB Global, Inc., Term Loan, 8.872%, (SOFR + 3.50%), 8/16/28(9)		1,500	1,487,343
Employbridge Holding Company, Term Loan, 10.259%, (SOFR + 4.75%), 7/19/28		2,019	1,689,514

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Neptune Bidco US, Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29		1,870	$ 1,700,114
Rockwood Service Corporation, Term Loan, 9.446%, (SOFR + 4.00%), 1/23/27		1,075	1,078,136
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.275%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	801	869,078
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29		1,246	1,198,425
			$ 18,312,140
Real Estate Management & Development — 0.2%
Greystar Real Estate Partners, LLC, Term Loan, 9.064%, (SOFR + 3.75%), 8/21/30		600	$ 600,000
			$ 600,000
Road & Rail — 2.0%
First Student Bidco, Inc.:
Term Loan, 8.501%, (3 mo. USD LIBOR + 3.00%), 7/21/28		517	$ 504,767
Term Loan, 8.501%, (SOFR + 3.00%), 7/21/28		1,379	1,346,563
Grab Holdings, Inc., Term Loan, 9.946%, (SOFR + 4.50%), 1/29/26		1,123	1,125,930
Hertz Corporation (The):
Term Loan, 6/30/28(8)		1,678	1,679,273
Term Loan, 6/30/28(8)		322	322,115
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26		2,584	2,585,042
			$ 7,563,690
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(9)		1,835	$ 1,830,643
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30		475	461,938
Bright Bidco B.V., Term Loan, 14.366%, (SOFR + 9.00%), 6.366% cash, 8.00% PIK, 10/31/27		469	196,496
Entegris, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 7/6/29(9)		1,434	1,436,901
			$ 3,925,978
Software — 25.2%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26		648	$ 651,279
AppLovin Corporation, Term Loan, 8.412%, (SOFR + 3.10%), 8/14/30		1,757	1,755,701
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Aptean, Inc., Term Loan, 9.681%, (SOFR + 4.25%), 4/23/26		2,062	$ 2,051,984
AQA Acquisition Holding, Inc., Term Loan, 9.88%, (SOFR + 4.25%), 3/3/28(9)		956	949,927
Astra Acquisition Corp.:
Term Loan, 10.696%, (SOFR + 5.25%), 10/25/28		935	724,667
Term Loan - Second Lien, 14.321%, (SOFR + 8.88%), 10/25/29		1,450	858,918
Banff Merger Sub, Inc.:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	288	312,467
Term Loan, 9.196%, (SOFR + 3.75%), 10/2/25		3,672	3,675,422
Term Loan - Second Lien, 10.946%, (SOFR + 5.50%), 2/27/26		775	768,058
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29		2,090	2,093,689
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25		883	839,329
Ceridian HCM Holding, Inc., Term Loan, 7.946%, (SOFR + 2.50%), 4/30/25		1,018	1,019,181
Cloud Software Group, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 3/30/29		2,993	2,886,931
Cloudera, Inc.:
Term Loan, 9.181%, (SOFR + 3.75%), 10/8/28		2,364	2,304,162
Term Loan - Second Lien, 11.431%, (SOFR + 6.00%), 10/8/29		650	604,500
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28		1,160	1,106,648
Delta TopCo, Inc.:
Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		1,531	1,518,321
Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28		2,250	2,118,751
E2open, LLC, Term Loan, 8.946%, (SOFR + 3.50%), 2/4/28		953	954,632
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27		1,390	1,389,269
Epicor Software Corporation:
Term Loan, 8.696%, (SOFR + 3.25%), 7/30/27		2,468	2,467,942
Term Loan, 7/30/27(8)		850	852,869
Term Loan - Second Lien, 13.181%, (SOFR + 7.75%), 7/31/28		925	931,128
Finastra USA, Inc.:
Term Loan, 9.231%, (USD LIBOR + 3.50%), 6/13/24(9)		4,870	4,868,351
Term Loan - Second Lien, 12.981%, (6 mo. USD LIBOR + 7.25%), 6/13/25		1,000	1,000,750
Fiserv Investment Solutions, Inc., Term Loan, 2/18/27(8)		1,480	1,380,100
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27		1,999	1,296,189

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Greeneden U.S. Holdings II, LLC, Term Loan, 9.446%, (SOFR + 4.00%), 12/1/27	2,372	$ 2,374,319
Hyland Software, Inc., Term Loan - Second Lien, 11.696%, (SOFR + 6.25%), 7/7/25	3,806	3,787,921
Imperva, Inc., Term Loan, 9.627%, (SOFR + 4.00%), 1/12/26	2,346	2,355,276
Ivanti Software, Inc., Term Loan, 9.758%, (SOFR + 4.25%), 12/1/27	1,257	1,059,804
Magenta Buyer, LLC:
Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28	2,123	1,597,655
Term Loan - Second Lien, 13.881%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,250	631,250
Marcel LUX IV S.a.r.l., Term Loan, 9.175%, (SOFR + 4.00%), 12/31/27	112	111,514
Maverick Bidco, Inc., Term Loan, 9.269%, (SOFR + 3.75%), 5/18/28	846	825,269
McAfee, LLC, Term Loan, 9.168%, (SOFR + 3.75%), 3/1/29	2,475	2,427,975
Mediaocean, LLC, Term Loan, 8.931%, (SOFR + 3.50%), 12/15/28	543	524,455
Mosel Bidco SE, Term Loan, 8/1/30(8)	250	250,000
Open Text Corporation, Term Loan, 8.181%, (SOFR + 2.75%), 1/31/30	2,090	2,092,764
Panther Commercial Holdings, L.P., Term Loan, 9.681%, (SOFR + 4.25%), 1/7/28	981	982,310
Polaris Newco, LLC, Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28	2,849	2,763,376
Proofpoint, Inc., Term Loan, 8.696%, (SOFR + 3.25%), 8/31/28	2,955	2,930,066
Quartz AcquireCo, LLC, Term Loan, 8.82%, (SOFR + 3.50%), 6/28/30	750	750,938
Quest Software US Holdings, Inc., Term Loan, 9.769%, (SOFR + 4.25%), 2/1/29	1,771	1,464,670
RealPage, Inc., Term Loan, 8.446%, (SOFR + 3.00%), 4/24/28	4,593	4,548,849
Redstone Holdco 2, L.P., Term Loan, 10.179%, (SOFR + 4.75%), 4/27/28	1,498	1,167,889
Sabre GLBL, Inc.:
Term Loan, 8.946%, (SOFR + 3.50%), 12/17/27	1,472	1,300,306
Term Loan, 8.946%, (SOFR + 3.50%), 12/17/27	944	834,268
Term Loan, 9.681%, (SOFR + 4.25%), 6/30/28	973	865,040
Skillsoft Corporation, Term Loan, 7/14/28(8)	1,500	1,398,375
SolarWinds Holdings, Inc., Term Loan, 9.081%, (SOFR + 3.75%), 2/5/27	1,671	1,674,293
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27	4,163	4,162,928
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26	4,511	4,512,264
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ultimate Software Group, Inc. (The): (continued)
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26		1,695	$ 1,697,609
Veritas US, Inc.:
Term Loan, 8.348%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	363	337,300
Term Loan, 10.446%, (SOFR + 5.00%), 9/1/25		2,128	1,802,613
Vision Solutions, Inc., Term Loan, 9.863%, (SOFR + 4.00%), 4/24/28		4,206	4,049,172
			$ 96,661,633
Specialty Retail — 4.9%
Belron Finance US, LLC, Term Loan, 8.057%, (SOFR + 2.43%), 4/13/28		978	$ 979,577
Boels Topholding B.V., Term Loan, 6.969%, (EURIBOR + 3.25%), 2/6/27(9)	EUR	559	606,750
Great Outdoors Group, LLC, Term Loan, 9.196%, (SOFR + 3.75%), 3/6/28		2,877	2,873,240
Harbor Freight Tools USA, Inc., Term Loan, 8.196%, (SOFR + 2.75%), 10/19/27		3,192	3,176,067
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29		975	974,421
Les Schwab Tire Centers, Term Loan, 8.682%, (SOFR + 3.25%), 11/2/27		4,618	4,615,031
LIDS Holdings, Inc., Term Loan, 10.868%, (SOFR + 5.50%), 12/14/26		366	343,688
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		2,212	2,200,684
PetSmart, Inc., Term Loan, 9.181%, (SOFR + 3.75%), 2/11/28		3,210	3,207,160
			$ 18,976,618
Trading Companies & Distributors — 3.7%
DXP Enterprises, Inc., Term Loan, 10.627%, (SOFR + 5.25%), 12/23/27		931	$ 930,832
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24		1,695	1,642,312
Patagonia Bidco Limited, Term Loan, 10.181%, (SONIA + 5.25%), 11/1/28	GBP	1,350	1,436,550
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,570	3,850,474
SRS Distribution, Inc.:
Term Loan, 8.931%, (SOFR + 3.50%), 6/2/28		345	340,548
Term Loan, 8.946%, (SOFR + 3.50%), 6/2/28		2,641	2,609,267

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer, LLC, Term Loan, 9.081%, (SOFR + 3.75%), 10/19/27	2,310	$ 2,309,869
Windsor Holdings III, LLC, Term Loan, 9.818%, (SOFR + 4.50%), 8/1/30	1,050	1,047,703
		$ 14,167,555
Transportation Infrastructure — 1.0%
Brown Group Holding, LLC:
Term Loan, 8.181%, (SOFR + 2.75%), 6/7/28	2,179	$ 2,157,143
Term Loan, 9.124%, (SOFR + 3.75%), 7/2/29(9)	223	223,504
KKR Apple Bidco, LLC, Term Loan, 8.196%, (SOFR + 2.75%), 9/22/28	1,625	1,610,158
		$ 3,990,805
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 9.242%, (SOFR + 4.00%), 12/17/27	369	$ 366,101
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,720	1,573,879
		$ 1,939,980
Total Senior Floating-Rate Loans (identified cost $535,858,939)		$ 518,602,014

Warrants — 0.0%
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	4,543	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(12)	17,590,700	$ 17,590,700
Total Short-Term Investments (identified cost $17,590,700)		$ 17,590,700
Total Investments — 156.5% (identified cost $626,664,799)		$ 601,348,828
Less Unfunded Loan Commitments — (0.0)%(6)		$ (5,305)
Net Investments — 156.5% (identified cost $626,659,494)		$ 601,343,523
Notes Payable — (29.9)%		$(115,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (20.8)%		$ (79,986,415)
Other Assets, Less Liabilities — (5.8)%		$ (22,185,350)
Net Assets Applicable to Common Shares — 100.0%		$ 384,171,758
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $51,377,440 or 13.4% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after August 31, 2023, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at August 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2023, the total value of unfunded loan commitments is $4,774.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,955,533	EUR	9,015,019	Standard Chartered Bank	9/5/23	$180,092	$ —
USD	1,705,165	EUR	1,555,000	Bank of America, N.A.	9/29/23	17,057	—
USD	118,573	EUR	108,149	Standard Chartered Bank	9/29/23	1,167	—
USD	1,841,497	EUR	1,679,255	State Street Bank and Trust Company	9/29/23	18,498	—
USD	1,705,425	EUR	1,555,000	State Street Bank and Trust Company	9/29/23	17,317	—
USD	1,705,236	EUR	1,555,000	State Street Bank and Trust Company	9/29/23	17,128	—
USD	9,797,469	EUR	9,015,019	Standard Chartered Bank	10/3/23	8,856	—
EUR	1,500,000	USD	1,636,133	Australia and New Zealand Banking Group Limited	10/31/23	—	(5,232)
EUR	1,250,000	USD	1,363,359	State Street Bank and Trust Company	10/31/23	—	(4,276)
EUR	1,250,000	USD	1,363,534	State Street Bank and Trust Company	10/31/23	—	(4,451)
USD	5,716,628	EUR	5,232,913	Bank of America, N.A.	11/30/23	18,713	—
USD	3,095,877	EUR	2,835,057	Bank of America, N.A.	11/30/23	8,895	—
USD	3,569,220	EUR	3,269,461	State Street Bank and Trust Company	11/30/23	9,232	—
USD	595,836	EUR	545,839	The Toronto-Dominion Bank	11/30/23	1,493	—
USD	3,263,709	GBP	2,586,199	State Street Bank and Trust Company	11/30/23	—	(12,958)
						$298,448	$(26,917)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At August 31, 2023, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At August 31, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $17,590,700, which represents 4.6% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended August 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,063,549	$47,639,373	$(36,112,222)	$ —	$ —	$17,590,700	$155,898	17,590,700
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 29,326,422	$ —	$ 29,326,422
Closed-End Funds	7,286,466	—	—	7,286,466
Common Stocks	73,974	2,253,816	282,643	2,610,433
Corporate Bonds	—	25,932,793	—	25,932,793
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	518,145,122	451,587	518,596,709
Warrants	—	—	0	0
Short-Term Investments	17,590,700	—	—	17,590,700
Total Investments	$24,951,140	$575,658,153	$734,230	$601,343,523
Forward Foreign Currency Exchange Contracts	$ —	$ 298,448	$ —	$ 298,448
Total	$24,951,140	$575,956,601	$734,230	$601,641,971

Eaton Vance
Floating-Rate Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (26,917)	$ —	$ (26,917)
Total	$ —	$ (26,917)	$ —	$ (26,917)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2023 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.